Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Estimated fair value measurement
Long-term debt less accrued charges	$ (22,922)
Time deposits		1,793
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	394	343
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(23,415)	(25,264)
Time deposits		1,793
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(17,436)	(19,730)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(5,979)	(5,534)
Time deposits		1,793
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(22,528)	(24,071)
Time deposits		$ 1,793